System Fund - Summary of System Fund Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
System fund [line items]
System fund revenue	$ 1,373	$ 1,233	$ 1,242
Assessment fees and contributions received from hotels [member]
System fund [line items]
System fund revenue	1,036	979	934
Loyalty programme revenue [member]
System fund [line items]
System fund revenue	$ 337	$ 254	$ 308